INCOME TAXES (Summary of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INCOME TAXES [Abstract]
Opening balance	$ 254	$ 390	$ 191
Additions for prior years' tax position			103
Additions related to the current year	141	46	96
Settlements with tax authorities		(182)
Closing balance	395	254	390
Included in accrued expenses and other current liabilities			182
Included in other long term liabilities	$ 395	$ 254	$ 208